Condensed financial information of the parent company (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Acquisition reversal receivable	$ 33,151,699	$ 0
Long-term investments, net	40,604,689	0	$ 0
Total Assets	107,314,411	98,362,506
Convertible notes	3,432,353	0
Remaining acquisition consideration payable	715,348	0
Accrued expenses and other current liabilities	434,925	303,433
Additional paid-in capital	8,865,199	8,865,199
Statutory reserves	11,404	14,990
Accumulated deficits	(27,879,848)	(16,741,427)
Accumulated other comprehensive loss	(7,673,852)	(3,944,110)
Total shareholders' equity	101,972,306	96,912,417	$ 103,562,234	$ 63,782,326
Total Liabilities and Shareholders' Equity	107,314,411	98,362,506
Class A Common Share [Member]
Ordinary shares, value	122,966,148	104,486,710
Class B Common Share [Member]
Ordinary shares, value	5,683,255	4,231,055
Parent Company [Member]
Cash	463	463
Acquisition reversal receivable	33,151,699	0
Prepaid expenses and other current assets	119,096	128,998
Long-term investments, net	40,913,370	0
Investment in subsidiaries	32,628,501	97,308,651
Total Assets	106,813,129	97,438,112
Convertible notes	3,432,353	0
Due to related parties	300,177	300,177
Remaining acquisition consideration payable	715,348	0
Accrued expenses and other current liabilities	392,945	225,518
Total liabilities	4,840,823	525,695
Additional paid-in capital	8,865,199	8,865,199
Statutory reserves	11,404	14,990
Accumulated deficits	(27,879,848)	(16,741,427)
Accumulated other comprehensive loss	(7,673,852)	(3,944,110)
Total shareholders' equity	101,972,306	96,912,417
Total Liabilities and Shareholders' Equity	$ 106,813,129	$ 97,438,112